Operating Expenses - Additional Information (Details) - Selling and Distribution Expenses - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Selling and marketing expenses	€ 36.5	€ 34.5
Logistics expenses	€ 30.1	€ 31.1